Employee Termination Benefits and Facility Closures	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Employee Termination Benefits and Facility Closures

11. Employee Termination Benefits and Facility Closures:

The following table provides a rollforward of the liability balances for workforce reductions and facility closures, which occurred during the six months ended June 30, 2014 (in millions):

	Balance December 31, 2013	Expense related to 2014 actions	Payments	Other adjustments*	Balance June 30, 2014
Workforce-related	$14	$8	$(15)	$(2)	$5
Facilities	15	1	(2)	—	14

Total	$29	$9	$(17)	$(2)	$19

*	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation and other adjustments.

The workforce related actions are expected to be paid out over the next 18 months (the majority within 12 months). The facilities accruals are for ongoing obligations to pay rent for vacant space and are net of estimated sublease income. The lengths of these obligations vary by lease with the majority ending in 2019.

11. Employee Termination Benefits and Facility Closures:

The following table provides a rollforward of the liability balances for workforce reductions and facility closures during 2013 (in millions):

	Balance 12/31/2012	Expense related to 2013 actions	Paid	Other adjustments*	Balance 12/31/2013
Workforce-related	$23	$20	$(23)	$(6)	$14
Facilities	17	2	(3)	(1)	15

Total	$40	$22	$(26)	$(7)	$29

*	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation adjustments.

The workforce related actions are expected to be paid out over the next 18 months (the majority within 12 months). The facilities accruals are for ongoing obligations to pay rent for vacant space and are net of sublease reserves. The lengths of these obligations vary by lease with the majority ending in 2019. The $15 million of facilities reserves is included in the future minimum rentals under operating leases (see Note 14).

The following table provides a rollforward of the liability balances for workforce reductions and facility closures during 2012 (in millions):

	Balance 12/31/2011	Expense related to 2012 actions	Paid	Other adjustments*	Balance 12/31/2012
Workforce-related	$24	$34	$(31)	$(4)	$23
Facilities	5	12	—	—	17

Total	$29	$46	$(31)	$(4)	$40

*	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation adjustments.